CONSOLIDATED BALANCE SHEETS (parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 1	₪ 1
Ordinary shares, shares authorized	39,748,000	39,748,000
Ordinary shares, shares issued	23,301,653	23,163,985
Ordinary shares, shares outstanding	23,301,653	23,163,985